Cover	Oct. 29, 2026
Cover [Abstract]
Entity Registrant Name	RANPAK HOLDINGS CORP.
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38348
Entity Tax Identification Number	98-1377160
Entity Address, Address Line One	7990 Auburn Road
Entity Address, City or Town	Concord Township
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44077
City Area Code	440
Local Phone Number	354-4445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PACK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001712463
Amendment Flag	false